INVENTORIES (Details Textual) - USD ($)	1 Months Ended
	Oct. 10, 2018	Oct. 27, 2017	Jun. 29, 2017
DisclosureOfInventories [Abstract]
Purchase Consideration	$ 8,650,000	$ 6,830,000	$ 10,897,000